UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015






[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

97462-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
February 28, 2015 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (43.5%)

              COMMON STOCKS (27.0%)

              CONSUMER DISCRETIONARY (3.6%)
              -----------------------------
              ADVERTISING (0.2%)
     3,500    Omnicom Group, Inc.                                                                    $    278
                                                                                                     --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     3,500    Michael Kors Holdings Ltd.*                                                                 236
                                                                                                     --------
              AUTO PARTS & EQUIPMENT (0.9%)
    14,800    Johnson Controls, Inc.                                                                      752
     7,800    Magna International, Inc.                                                                   850
                                                                                                     --------
                                                                                                        1,602
                                                                                                     --------
              AUTOMOBILE MANUFACTURERS (0.2%)
    28,000    Ford Motor Co.                                                                              458
                                                                                                     --------
              BROADCASTING (0.2%)
     7,500    CBS Corp. "B"                                                                               443
                                                                                                     --------
              CABLE & SATELLITE (0.4%)
    12,850    Comcast Corp. "A"                                                                           763
                                                                                                     --------
              GENERAL MERCHANDISE STORES (0.1%)
     2,400    Dollar General Corp.*                                                                       174
                                                                                                     --------
              HOME IMPROVEMENT RETAIL (0.5%)
     8,200    Home Depot, Inc.                                                                            941
                                                                                                     --------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
     9,600    Carnival Corp.                                                                              422
     3,500    Royal Caribbean Cruises Ltd.                                                                268
                                                                                                     --------
                                                                                                          690
                                                                                                     --------
              SPECIALIZED CONSUMER SERVICES (0.4%)
    20,300    H&R Block, Inc.                                                                             693
                                                                                                     --------
              SPECIALTY STORES (0.2%)
     3,561    Signet Jewelers Ltd.                                                                        427
                                                                                                     --------
              Total Consumer Discretionary                                                              6,705
                                                                                                     --------

              CONSUMER STAPLES (1.3%)
              -----------------------
              DRUG RETAIL (0.9%)
     6,650    CVS Health Corp.                                                                            691
    12,700    Walgreens Boots Alliance, Inc.                                                            1,055
                                                                                                     --------
                                                                                                        1,746
                                                                                                     --------
              FOOD DISTRIBUTORS (0.2%)
     8,000    Sysco Corp.                                                                                 312
                                                                                                     --------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.2%)
     3,600    Procter & Gamble Co.                                                                   $    306
                                                                                                     --------
              Total Consumer Staples                                                                    2,364
                                                                                                     --------

              ENERGY (2.7%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
     1,850    Chevron Corp.                                                                               197
    17,020    Occidental Petroleum Corp.                                                                1,326
                                                                                                     --------
                                                                                                        1,523
                                                                                                     --------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
    25,740    Halliburton Co.                                                                           1,105
    10,500    Schlumberger Ltd.                                                                           884
                                                                                                     --------
                                                                                                        1,989
                                                                                                     --------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     8,200    Anadarko Petroleum Corp.                                                                    691
     6,328    California Resources Corp.*                                                                  45
    24,300    Marathon Oil Corp.                                                                          677
                                                                                                     --------
                                                                                                        1,413
                                                                                                     --------
              Total Energy                                                                              4,925
                                                                                                     --------

              FINANCIALS (4.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     2,300    Ameriprise Financial, Inc.                                                                  307
     6,000    Bank of New York Mellon Corp.                                                               235
                                                                                                     --------
                                                                                                          542
                                                                                                     --------
              CONSUMER FINANCE (0.6%)
    13,320    Capital One Financial Corp.                                                               1,048
                                                                                                     --------
              DIVERSIFIED BANKS (1.7%)
    43,500    Bank of America Corp.                                                                       688
    14,710    Citigroup, Inc.                                                                             771
    21,610    JPMorgan Chase & Co.                                                                      1,324
     5,330    Wells Fargo & Co.                                                                           292
                                                                                                     --------
                                                                                                        3,075
                                                                                                     --------
              LIFE & HEALTH INSURANCE (0.3%)
    11,670    MetLife, Inc.                                                                               593
                                                                                                     --------
              MULTI-LINE INSURANCE (0.1%)
     4,600    American International Group, Inc.                                                          255
                                                                                                     --------
              REGIONAL BANKS (1.2%)
     6,700    CIT Group, Inc.                                                                             310
    12,000    Fifth Third Bancorp                                                                         232
    64,500    KeyCorp                                                                                     899
     3,900    PNC Financial Services Group, Inc.                                                          359
    45,500    Regions Financial Corp.                                                                     437
                                                                                                     --------
                                                                                                        2,237
                                                                                                     --------
              SPECIALIZED FINANCE (0.3%)
     2,620    Intercontinental Exchange, Inc.                                                             617
                                                                                                     --------
              Total Financials                                                                          8,367
                                                                                                     --------

              HEALTH CARE (4.1%)
              ------------------
              BIOTECHNOLOGY (1.1%)
     2,500    Amgen, Inc.                                                                                 394
    16,250    Gilead Sciences, Inc.*                                                                    1,683
                                                                                                     --------
                                                                                                        2,077
                                                                                                     --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (0.4%)
     8,010    Cardinal Health, Inc.                                                                  $    705
                                                                                                     --------
              HEALTH CARE EQUIPMENT (0.6%)
    13,300    Medtronic plc                                                                             1,032
                                                                                                     --------
              PHARMACEUTICALS (2.0%)
    34,300    AbbVie, Inc.                                                                              2,075
     2,790    Johnson & Johnson                                                                           286
     8,500    Merck & Co., Inc.                                                                           498
    25,476    Pfizer, Inc.                                                                                874
                                                                                                     --------
                                                                                                        3,733
                                                                                                     --------
              Total Health Care                                                                         7,547
                                                                                                     --------

              INDUSTRIALS (3.6%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
     2,500    Raytheon Co.                                                                                272
     5,800    Spirit AeroSystems Holdings, Inc. "A"*                                                      286
     2,110    United Technologies Corp.                                                                   257
                                                                                                     --------
                                                                                                          815
                                                                                                     --------
              AIRLINES (0.5%)
    12,700    United Continental Holdings, Inc.*                                                          828
                                                                                                     --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    19,250    Eaton Corp. plc                                                                           1,367
                                                                                                     --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    13,100    Republic Services, Inc.                                                                     536
                                                                                                     --------
              INDUSTRIAL CONGLOMERATES (1.2%)
     5,600    Carlisle Companies, Inc.                                                                    521
    68,180    General Electric Co.                                                                      1,772
                                                                                                     --------
                                                                                                        2,293
                                                                                                     --------
              INDUSTRIAL MACHINERY (0.2%)
     2,250    Parker Hannifin Corp.                                                                       276
                                                                                                     --------
              RAILROADS (0.3%)
     2,200    Kansas City Southern                                                                        255
     2,200    Union Pacific Corp.                                                                         264
                                                                                                     --------
                                                                                                          519
                                                                                                     --------
              Total Industrials                                                                         6,634
                                                                                                     --------

              INFORMATION TECHNOLOGY (6.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
     4,000    Adobe Systems, Inc.*                                                                        316
                                                                                                     --------
              COMMUNICATIONS EQUIPMENT (1.2%)
    51,000    Cisco Systems, Inc.                                                                       1,505
    29,500    Juniper Networks, Inc.                                                                      705
                                                                                                     --------
                                                                                                        2,210
                                                                                                     --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,650    Visa, Inc. "A"                                                                              448
                                                                                                     --------
              INTERNET SOFTWARE & SERVICES (1.0%)
     6,400    AOL, Inc.*                                                                                  260
     4,700    Facebook, Inc. "A"*                                                                         371
     1,995    Google, Inc. "A"*                                                                         1,122
                                                                                                     --------
                                                                                                        1,753
                                                                                                     --------
              SEMICONDUCTOR EQUIPMENT (0.6%)
    40,600    Applied Materials, Inc.                                                                   1,017
                                                                                                     --------

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.8%)
    11,500    Broadcom Corp. "A"                                                                     $    520
    23,990    Intel Corp.                                                                                 798
     4,000    Texas Instruments, Inc.                                                                     235
                                                                                                     --------
                                                                                                        1,553
                                                                                                     --------
              SYSTEMS SOFTWARE (0.8%)
    33,900    Microsoft Corp.                                                                           1,487
                                                                                                     --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.4%)
     9,115    Apple, Inc.                                                                               1,171
    22,900    Hewlett-Packard Co.                                                                         798
     9,400    Seagate Technology plc                                                                      574
                                                                                                     --------
                                                                                                        2,543
                                                                                                     --------
              Total Information Technology                                                             11,327
                                                                                                     --------

              MATERIALS (0.7%)
              ----------------
              DIVERSIFIED CHEMICALS (0.3%)
    20,000    Huntsman Corp.                                                                              449
                                                                                                     --------
              DIVERSIFIED METALS & MINING (0.2%)
    15,500    Freeport-McMoRan, Inc.                                                                      335
                                                                                                     --------
              PAPER PACKAGING (0.2%)
     8,800    Bemis Co., Inc.                                                                             430
                                                                                                     --------
              Total Materials                                                                           1,214
                                                                                                     --------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    10,661    Verizon Communications, Inc.                                                                527
                                                                                                     --------
              Total Common Stocks (cost: $41,769)                                                      49,610
                                                                                                     --------

              PREFERRED STOCKS (1.0%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     8,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                231
     2,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                  209
                                                                                                     --------
                                                                                                          440
                                                                                                     --------
              Total Consumer Staples                                                                      440
                                                                                                     --------

              ENERGY (0.2%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       150    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                                   138
    10,645    NuStar Logistics, LP, 7.63%                                                                 281
                                                                                                     --------
                                                                                                          419
                                                                                                     --------
              Total Energy                                                                                419
                                                                                                     --------

              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
    12,000    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                  300
                                                                                                     --------
              REGIONAL BANKS (0.1%)
       235    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                     237
                                                                                                     --------
              REITs - MORTGAGE (0.1%)
     8,000    Arbor Realty Trust, Inc., 7.38%                                                             202
                                                                                                     --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              REITs - OFFICE (0.1%)
     4,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                 $    104
                                                                                                     --------
              Total Financials                                                                            843
                                                                                                     --------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     8,000    Qwest Corp., 7.50%                                                                          218
                                                                                                     --------
              Total Preferred Stocks (cost: $1,860)                                                     1,920
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (15.5%)
     6,800    iShares 20+ Year Treasury Bond ETF                                                          881
    71,100    iShares Core S&P 500 ETF                                                                 15,088
    38,600    iShares Core S&P Mid-Cap ETF(j)                                                           5,807
     3,900    iShares Core S&P Small-Cap ETF                                                              455
    28,600    PowerShares DB Commodity Index Tracking Fund*                                               519
     7,590    SPDR S&P 500 ETF Trust                                                                    1,599
    27,600    Vanguard Mid-Cap ETF                                                                      3,543
     4,800    Vanguard Small-Cap Value ETF                                                                519
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $25,449)                                              28,411
                                                                                                     --------
              Total U.S. Equity Securities(cost: $69,078)                                              79,941
                                                                                                     --------

              INTERNATIONAL EQUITY SECURITIES (34.5%)

              COMMON STOCKS (2.0%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.3%)
     8,000    Delphi Automotive plc                                                                       631
                                                                                                     --------

              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     6,900    Royal Dutch Shell plc ADR "A"                                                               451
                                                                                                     --------

              HEALTH CARE (0.6%)
              ------------------
              PHARMACEUTICALS (0.6%)
    10,000    Novartis AG ADR                                                                           1,024
                                                                                                     --------

              INDUSTRIALS (0.3%)
              ------------------
              RAILROADS (0.3%)
     3,200    Canadian Pacific Railway Ltd.                                                               600
                                                                                                     --------

              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              SEMICONDUCTORS (0.3%)
     5,972    NXP Semiconductors N.V.*                                                                    507
                                                                                                     --------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    15,763    Vodafone Group plc ADR                                                                      545
                                                                                                     --------
              Total Common Stocks (cost: $3,133)                                                        3,758
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (32.5%)
    14,112    EGShares Emerging Markets Consumer ETF                                                      374
   398,000    iShares Core MSCI EAFE ETF                                                               23,601
   189,800    iShares Core MSCI Emerging Markets ETF                                                    9,300

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
   188,093    iShares MSCI EAFE ETF                                                               $    12,239
   282,761    iShares MSCI Germany ETF                                                                  8,398
     6,340    iShares MSCI Philippines ETF                                                                265
    11,936    iShares MSCI Turkey ETF                                                                     592
    28,700    PowerShares FTSE RAFI Emerging Markets Portfolio                                            554
     5,690    SPDR S&P Emerging Markets SmallCap ETF                                                      258
     8,244    WisdomTree Emerging Markets Equity Income Fund                                              363
     8,945    WisdomTree Emerging Markets SmallCap Dividend Fund                                          400
    19,400    WisdomTree Europe Hedged Equity ETF                                                       1,248
    35,407    WisdomTree India Earnings Fund                                                              857
    22,600    WisdomTree Japan Hedged Equity Index Fund                                                 1,217
                                                                                                  -----------
              Total Exchange-Traded Funds (cost: $56,892)                                              59,666
                                                                                                  -----------
              Total International Equity Securities(cost: $60,025)                                     63,424
                                                                                                  -----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.3%)

              EXCHANGE-TRADED FUNDS (2.3%)
   124,500    Market Vectors Gold Miners ETF(j)                                                         2,650
    13,200    SPDR Gold Shares*                                                                         1,533
                                                                                                  -----------
              Total Exchange-Traded Funds(cost: $4,887)                                                 4,183
                                                                                                  -----------
              Total Precious Metals and Commodity-Related Securities(cost: $4,887)                      4,183
                                                                                                  -----------

PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                      RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
              BONDS (14.4%)

              CORPORATE OBLIGATIONS (5.9%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              PUBLISHING (0.1%)
$      100    Cengage Learning Acquisitions, Inc. (b)      7.00%        3/31/2020                         100
                                                                                                  -----------
              SPECIALTY STORES (0.1%)
       200    Guitar Center, Inc. (a)                      6.50         4/15/2019                         170
       150    Toys R Us Property Co. II, LLC               8.50        12/01/2017                         151
                                                                                                  -----------
                                                                                                          321
                                                                                                  -----------
              Total Consumer Discretionary                                                                421
                                                                                                  -----------

              ENERGY (1.1%)
              -------------
              OIL & GAS DRILLING (0.1%)
       270    Schahin II Finance Co. SPV Ltd. (a)          5.88         9/25/2023                         163
                                                                                                  -----------
              Oil & Gas Exploration & Production (0.3%)
       100    Alta Mesa Holdings, LP                       9.63        10/15/2018                          81
       100    American Energy - Permian Basin, LLC (a)     7.38        11/01/2021                          82
       100    California Resources Corp. (a)               6.00        11/15/2024                          90
       200    Fieldwood Energy, LLC (b),(i)                8.38         9/30/2020                         154
        50    Rex Energy Corp.                             8.88        12/01/2020                          42
       100    Sabine Oil & Gas, LLC (b)                    8.75        12/31/2018                          66
        50    Samson Investment Co. (b)                    5.00         9/25/2018                          32
                                                                                                  -----------
                                                                                                          547
                                                                                                  -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
       350    DCP Midstream, LLC (a)                       5.85         5/21/2043                         283
       200    Enbridge Energy Partners, LP                 8.05        10/01/2077                         216
       300    Energy Transfer Partners, LP                 3.27 (c)    11/01/2066                         267

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                    COUPON                                        VALUE
(000)         SECURITY                                      RATE            MATURITY                    (000)
-------------------------------------------------------------------------------------------------------------
$      200    Enterprise Products Operating, LLC           7.00%           6/01/2067                 $    203
       100    Martin Midstream Partners, LP                7.25            2/15/2021                       96
       190    Southern Union Co.                           3.27 (c)       11/01/2066                      150
       100    Targa Resources Partners, LP (a)             5.00            1/15/2018                      104
                                                                                                     --------
                                                                                                        1,319
                                                                                                     --------
              Total Energy                                                                              2,029
                                                                                                     --------

              FINANCIALS (2.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       200    Prospect Capital Corp.                       5.00            7/15/2019                      204
       300    State Street Capital Trust IV                1.24 (c)        6/01/2077                      253
       200    Walter Investment Management Corp.           7.88           12/15/2021                      185
                                                                                                     --------
                                                                                                          642
                                                                                                     --------
              LIFE & HEALTH INSURANCE (0.6%)
       300    Lincoln National Corp.                       7.00            5/17/2066                      292
       200    MetLife, Inc.                                6.40           12/15/2066                      235
       200    Prudential Financial, Inc.                   5.63            6/15/2043                      213
       350    StanCorp Financial Group, Inc.               6.90            6/01/2067                      357
                                                                                                     --------
                                                                                                        1,097
                                                                                                     --------
              MULTI-LINE INSURANCE (0.5%)
       325    Genworth Holdings, Inc.                      6.15           11/15/2066                      212
       500    Glen Meadow Pass-Through Trust (a)           6.51            2/12/2067                      472
       300    Nationwide Mutual Insurance Co. (a)          2.53 (c)       12/15/2024                      301
                                                                                                     --------
                                                                                                          985
                                                                                                     --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       250    GE Capital Trust I                           6.38           11/15/2067                      273
        50    General Electric Capital Corp.               6.38           11/15/2067                       55
       200    JPMorgan Chase Capital XXI                   1.20 (c)        1/15/2087                      166
                                                                                                     --------
                                                                                                          494
                                                                                                     --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
       200    Allstate Corp.(h)                            5.75            8/15/2053                      217
       200    AmTrust Financial Services, Inc.             6.13            8/15/2023                      213
       200    HSB Group, Inc. (d)                          1.16 (c)        7/15/2027                      126
       250    Ironshore Holdings, Inc. (a)                 8.50            5/15/2020                      296
       395    Oil Insurance Ltd. (a)                       3.24 (c)                -(e)                   356
       100    Progressive Corp.                            6.70            6/15/2067                      108
                                                                                                     --------
                                                                                                        1,316
                                                                                                     --------
              REAL ESTATE DEVELOPMENT (0.1%)
       200    Forestar USA Real Estate Group, Inc. (a)     8.50            6/01/2022                      192
                                                                                                     --------
              REGIONAL BANKS (0.3%)
       175    Cullen/Frost Capital Trust II                1.78 (c)        3/01/2034                      154
        50    First Maryland Capital Trust I               1.25 (c)        1/15/2027                       44
       100    Fulton Capital Trust I                       6.29            2/01/2036                      100
       200    Suntrust Capital I                           0.93 (c)        5/15/2027                      167
                                                                                                     --------
                                                                                                          465
                                                                                                     --------
              REINSURANCE (0.0%)
        50    Platinum Underwriters Finance, Inc.          7.50            6/01/2017                       56
                                                                                                     --------
              THRIFTS & MORTGAGE FINANCE (0.0%)
       100    Ocwen Financial Corp. (a)                    6.63            5/15/2019                       89
                                                                                                     --------
              Total Financials                                                                          5,336
                                                                                                     --------

             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
       100   Moog, Inc. (a)                                5.25           12/01/2022                      104
                                                                                                     --------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                    COUPON                                        VALUE
(000)         SECURITY                                      RATE            MATURITY                    (000)
-------------------------------------------------------------------------------------------------------------
              AIRLINES (0.0%)
$       59    Continental Airlines, Inc. "B" Pass-Through
                  Trust                                     6.25%         10/11/2021                  $    63
                                                                                                      -------
              RAILROADS (0.1%)
       150    Florida East Coast Holdings Corp. (a)         6.75           5/01/2019                      155
                                                                                                      -------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        75    ILFC E-Capital Trust I (a)                    4.37 (c)      12/21/2065                       71
                                                                                                      -------
              TRUCKING (0.1%)
        99    YRC Worldwide, Inc. (b)                       8.25           2/13/2019                       98
                                                                                                      -------
              Total Industrials                                                                           491
                                                                                                      -------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       100    Sprint Corp.                                  7.13           6/15/2024                      100
                                                                                                      -------

              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
       200    NextEra Energy Capital Holdings, Inc.         6.35          10/01/2066                      198
       174    NextEra Energy Capital Holdings, Inc.         6.65           6/15/2067                      174
        50    NextEra Energy Capital Holdings, Inc.         7.30           9/01/2067                       53
       300    PPL Capital Funding, Inc.                     6.70           3/30/2067                      297
       251    Texas Competitive Electric Holdings Co.,
                  LLC (b),(f)                               4.66          10/10/2017                      161
                                                                                                      -------
                                                                                                          883
                                                                                                      -------
              MULTI-UTILITIES (0.8%)
        50    Dominion Resources, Inc.                      7.50           6/30/2066                       52
       150    Dominion Resources, Inc.                      2.56 (c)       9/30/2066                      140
       300    Integrys Energy Group, Inc.                   6.11          12/01/2066                      298
       500    Puget Sound Energy, Inc.                      6.97           6/01/2067                      509
       500    Wisconsin Energy Corp.                        6.25           5/15/2067                      503
                                                                                                      -------
                                                                                                        1,502
                                                                                                      -------
              Total Utilities                                                                           2,385
                                                                                                      -------
              Total Corporate Obligations (cost: $10,996)                                              10,762
                                                                                                      -------

              EURODOLLAR AND YANKEE OBLIGATIONS (2.3%)

              ENERGY (0.2%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       400    TransCanada PipeLines Ltd.                    6.35           5/15/2067                      386
                                                                                                      -------

              FINANCIALS (0.9%)
              -----------------
              DIVERSIFIED BANKS (0.4%)
       100    Barclays Bank plc                             0.63 (c)               -(e)                    63
       100    Barclays Bank plc                             0.63 (c)               -(e)                    64
        50    Barclays Bank plc (a)                         7.70                   -(e)                    54
       100    HSBC Bank plc                                 0.60 (c)               -(e)                    63
       300    HSBC Bank plc                                 0.69 (c)               -(e)                   189
       400    Lloyds Bank plc                               0.60 (c)               -(e)                   258
                                                                                                      -------
                                                                                                          691
                                                                                                      -------
              LIFE & HEALTH INSURANCE (0.2%)
       370    Great-West Life & Annuity Insurance
                  Capital, LP (a)                           7.15           5/16/2046                      385
                                                                                                      -------
              MULTI-LINE INSURANCE (0.1%)
       150    ZFS Finance USA Trust V (a)                   6.50           5/09/2067                      161
                                                                                                      -------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                        COUPON                                    VALUE
(000)        SECURITY                                           RATE           MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.1%)
$     200    QBE Capital Funding III Ltd. (a)                   7.25%         5/24/2041             $     221
                                                                                                    ---------
             REINSURANCE (0.1%)
      100    Swiss Re Capital I, LP (a)                         6.85                  -(e)                105
                                                                                                    ---------
             Total Financials                                                                           1,563
                                                                                                    ---------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
      150    Hutchison Whampoa International Ltd. (a)           6.00                  -(e)                153
                                                                                                    ---------
             MARINE (0.0%)
      100    Navios Maritime Holdings, Inc. (a)                 7.38          1/15/2022                    94
                                                                                                    ---------
             Total Industrials                                                                            247
                                                                                                    ---------
             MATERIALS (0.6%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
      200    Braskem Finance Ltd.                               6.45          2/03/2024                   203
                                                                                                    ---------
             DIVERSIFIED METALS & MINING (0.0%)
      100    Vedanta Resources plc (a)                          6.00          1/31/2019                    91
                                                                                                    ---------
             GOLD (0.5%)
      300    Kinross Gold Corp.                                 5.95          3/15/2024                   301
      300    Newcrest Finance Proprietary Ltd. (a)              4.45         11/15/2021                   296
      300    St. Barbara Ltd. (a)                               8.88          4/15/2018                   262
                                                                                                    ---------
                                                                                                          859
                                                                                                    ---------
             Total Materials                                                                            1,153
                                                                                                    ---------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
      200    EDP Finance B.V. (a)                               4.13          1/15/2020                   209
      250    Electricite De France S.A. (a)                     5.25                  -(e)                265
      300    Enel S.p.A. (a)                                    8.75          9/24/2073                   368
                                                                                                    ---------
                                                                                                          842
                                                                                                    ---------
             Total Utilities                                                                              842
                                                                                                    ---------
             Total Eurodollar and Yankee Obligations (cost: $4,027)                                     4,191
                                                                                                    ---------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

             FINANCIALS (0.2%)
             -----------------
       97    Sequoia Mortgage Trust                             1.07 (c)      9/20/2033                    85
      285    Structured Asset Mortgage Investments, Inc.        0.67 (c)      7/19/2035                   259
       87    Wells Fargo Mortgage Backed Securities Trust       3.66 (c)      4/25/2035                    84
                                                                                                    ---------
             Total Financials                                                                             428
                                                                                                    ---------
             Total Collateralized Mortgage Obligations (cost: $430)                                       428
                                                                                                    ---------
             COMMERCIAL MORTGAGE SECURITIES (2.4%)

             FINANCIALS (2.4%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.4%)
       65    Banc of America Commercial Mortgage, Inc.          4.77          7/10/2043                    64
      100    Banc of America Commercial Mortgage, Inc.          5.84          7/10/2044                   103
      100    Banc of America Commercial Mortgage, Inc.          5.42         10/10/2045                   104
       88    Banc of America Commercial Mortgage, Inc. (a)      6.14          9/10/2047                    88
      200    Banc of America Commercial Mortgage, Inc.          6.27          2/10/2051                   214
       50    Bear Stearns Commercial Mortgage Securities, Inc.  5.43         12/11/2040                    50

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                        COUPON                                    VALUE
(000)        SECURITY                                           RATE           MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$     100    Bear Stearns Commercial Mortgage Securities, Inc.  4.75%         6/11/2041             $     101
      200    Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                      5.66          9/11/2041                   194
       50    Bear Stearns Commercial Mortgage Securities, Inc.  5.60         10/12/2041                    51
      200    CD Commercial Mortgage Trust                       5.69         10/15/2048                   196
       50    Citigroup Commercial Mortgage Trust                5.77          3/15/2049                    52
      100    Citigroup Commercial Mortgage Trust                6.15         12/10/2049                   101
      350    Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                 0.36          2/15/2040                   323
      200    Credit Suisse First Boston Mortgage Securities
                  Corp.                                         0.42          4/15/2037                   199
      250    GE Capital Commercial Mortgage Corp.               5.27          3/10/2044                   253
      300    GE Capital Commercial Mortgage Corp.               5.32         11/10/2045                   302
      250    GE Capital Commercial Mortgage Corp.               5.61         12/10/2049                   263
       68    GMAC Commercial Mortgage Securities, Inc.          4.97         12/10/2041                    69
      300    GS Mortgage Securities Corp. II                    5.52          4/10/2038                   307
      200    GS Mortgage Securities Corp. II                    4.78          7/10/2039                   201
      250    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.88          4/15/2045                   250
      100    J.P. Morgan Chase Commercial Mortgage
                  Securities Trust                              5.37          5/15/2047                   104
       50    LB-UBS Commercial Mortgage Trust                   5.28          2/15/2041                    51
      200    Merrill Lynch Mortgage Trust                       5.82          6/12/2050                   208
      150    Morgan Stanley Capital I Trust                     5.19         11/14/2042                   151
      100    Morgan Stanley Capital I Trust                     5.49          3/12/2044                   100
      200    Wachovia Bank Commercial Mortgage Trust            5.71          5/15/2043                   207
      100    Wachovia Bank Commercial Mortgage Trust (a)        4.99          5/15/2044                   100
                                                                                                    ---------
                                                                                                        4,406
                                                                                                    ---------
             Total Financials                                                                           4,406
                                                                                                    ---------
             Total Commercial Mortgage Securities (cost: $4,316)                                        4,406
                                                                                                    ---------
             U.S. TREASURY SECURITIES (3.6%)

             BONDS (2.2%)
      430    2.30%, 8/15/2044(STRIPS Principal)(f)                                                        197
    2,250    3.13%, 8/15/2044                                                                           2,493
    1,200    3.00%, 11/15/2044                                                                          1,299
                                                                                                    ---------
                                                                                                        3,989
                                                                                                    ---------
             NOTES (1.4%)
      401    1.75%, 5/15/2022                                                                             399
      345    1.63%, 8/15/2022                                                                             340
      230    1.63%, 11/15/2022                                                                            226
      245    2.00%, 2/15/2023                                                                             247
      300    2.75%, 11/15/2023                                                                            320
      600    2.50%, 5/15/2024                                                                             626
      250    2.38%, 8/15/2024                                                                             258
      200    2.25%, 11/15/2024                                                                            204
                                                                                                    ---------
                                                                                                        2,620
                                                                                                    ---------
             Total U.S. Treasury Securities (cost: $6,306)                                              6,609
                                                                                                    ---------
             Total Bonds (cost: $26,075)                                                               26,396
                                                                                                    ---------

================================================================================

                                                 Portfolio of Investments |  10

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.9%)

              MONEY MARKET FUNDS (4.9%)
  9,112,430   State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (g)
                  (cost: $9,112)                                                                  $     9,112
                                                                                                  -----------

              TOTAL INVESTMENTS (COST: $169,177)                                                  $   183,056
                                                                                                  ===========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
        130   Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 133                      9
         28   Put - S&P 500 Index expiring June 30, 2015 at 1,800                                          43
                                                                                                  -----------

              TOTAL PURCHASED OPTIONS (COST: $120)                                                $        52
                                                                                                  ===========

              WRITTEN OPTIONS (0.0%)
       (130)  Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 138                     (2)
        (28)  Put - S&P 500 Index expiring June 30, 2015 at 1600                                          (18)
                                                                                                  -----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $51)                                      $       (20)
                                                                                                  ===========

($ in 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                            FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                           $       49,610      $        --       $       --      $     49,610
   Preferred Stocks                                    --            1,920               --             1,920
   Exchange-Traded Funds                           28,411               --               --            28,411
International Equity Securities:
   Common Stocks                                    3,758               --               --             3,758
   Exchange-Traded Funds                           59,666               --               --            59,666
Precious Metals and Commodity-Related
Securities:
   Exchange-Traded Funds                            4,183               --               --             4,183
Bonds:
  Corporate Obligations                                --           10,636              126            10,762
  Eurodollar and Yankee Obligations                    --            4,191               --             4,191
  Collateralized Mortgage Obligations                  --              428               --               428
  Commercial Mortgage Securities                       --            4,406               --             4,406
  U.S. Treasury Securities                          6,412              197               --             6,609
Money Market Instruments:
  Money Market Funds                                9,112               --               --             9,112
Purchased Options                                      52               --               --                52
-------------------------------------------------------------------------------------------------------------
Total                                      $      161,204      $    21,778       $      126      $    183,108
-------------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                            FOR IDENTICAL        INPUTS
LIABILITIES                                  LIABILITIES                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                            $        (20)       $        --       $       --      $        (20)
-------------------------------------------------------------------------------------------------------------
Total                                      $        (20)       $        --       $       --      $        (20)
-------------------------------------------------------------------------------------------------------------

                                                                                CORPORATE
                                                                               OBLIGATIONS
------------------------------------------------------------------------------------------
 Balance as of May 31, 2014                                                           $156
 Purchases                                                                               -
 Sales                                                                                   -
 Transfers into Level 3                                                                  -
 Transfers out of Level 3                                                                -
 Net realized gain (loss) on investments                                                 -
 Change in net unrealized appreciation/depreciation of investments                     (30)
------------------------------------------------------------------------------------------
 Balance as of February 28, 2014                                                      $126
------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 28, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $16,514,000 and $2,703,000, respectively, resulting in net unrealized appreciation of $13,811,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $183,813,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.8% of net assets at February 28, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

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17  | USAA Cornerstone Aggressive Fund

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EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-
denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
REIT        Real estate investment trust
STRIPS      Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2015.
(d) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $126,000, which represented less than 0.1% of the Fund's net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(g) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
(h) At February 28, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(i) At February 28, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $77,000.
(j) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2015.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18


    ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/27/2015
         ------------------------------